Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Payable
Summary of taxes payable

	December 31,	December 31,
	2010	2011
	RMB	RMB
Business tax	56,887	71,371
Withholding individual income taxes for employees	13,743	27,445
Enterprise income taxes	199,959	269,198
Others	18,743	23,755
	289,332	391,769